Financing and Interest (Details) - Schedule of Financing and Interest - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Financing and Interest [Abstract]
Accretion on long-term debt	$ 106,435	$ 74,176	$ 22,186
Other and cash interest	2,873	2,155	1,926
Accretion on decommissioning liabilities	906	743	298
Financing and interest expense	$ 110,214	$ 77,074	$ 25,050